Transactions with Related Parties (Details) In Thousands, except Share data, unless otherwise specified	6 Months Ended			6 Months Ended	24 Months Ended	6 Months Ended		28 Months Ended	6 Months Ended				12 Months Ended		3 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2012 Management Agreement with Cardiff Marine USD ($)	Dec. 31, 2012 Management Agreement with Cardiff Marine	Jun. 30, 2013 New Management Agreement with Cardiff Marine USD ($)	Jun. 30, 2012 Vivid - Consultancy agreement USD ($)	Dec. 31, 2012 Vivid - Consultancy agreement	Jun. 30, 2013 Vivid - New consultancy agreement USD ($)	Jun. 30, 2013 Basset - Consultancy Agreement USD ($)	Jun. 30, 2012 Basset - Consultancy Agreement USD ($)	Jun. 30, 2012 Basset - Consultancy Agreement EUR (€)	Dec. 31, 2012 Basset - Consultancy Agreement USD ($)	Dec. 31, 2012 Basset - Consultancy Agreement EUR (€)	Apr. 17, 2012 Chairman and CEO
Related Party Transaction [Line Items]
Commissions in connection with employment arrangements					1.00%	1.00%
Commission on purchase and sale activities					0.75%	0.75%
Additional paid-in capital	$ 3,489,609		$ 3,489,018
Fees related to employment arrangements						4,198
Commission on financing related services								0.20%	0.20%
Duration of consultancy agreement								5 years
General and administrative expenses	46,068	39,928					5,802		5,738
Annual renumeration													1,200	900
Officers' compensation											1,983
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer															2,185,000
Sign on bonus											1,900	1,500
Professional Financial Fees										566
Service revenue, net				$ 2,815